Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Non-current bonds	€ 4,615,474	€ 4,638,444
Senior secured debt	3,309,032	3,419,058
Other loans	445,249	336,530
Other non-current financial liabilities	814,069	887,707
Non-current financial derivatives	11	4,003
Non-current lease liabilities	1,004,227	914,588
Loan transaction costs	(154,458)	(239,768)
Total non-current financial liabilities	10,033,604	9,960,562
Current bonds	145,898	150,512
Senior secured debt	34,832	8,904
Other loans	699,211	477,065
Other current financial liabilities	115,566	113,680
Current financial derivatives	10,133	733
Current lease liabilities	107,101	102,356
Loan transaction costs	(89,127)	(57,564)
Total current financial liabilities	€ 1,023,614	€ 795,686